----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   February 28, 1997
                                                    Estimated average burden
                                                    hours per response.....24.60
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


         Report for the Calendar Year or Quarter Ended December 31, 1998

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1620 Independent Square              Jacksonville           FL             32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Thad L. McNulty                      904-355-7700                      President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Jacksonville and State of Florida on the 12th day of February, 1999.


                                      Trinity Capital of Jacksonville, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ THAD L. MCNULTY
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

RPT: #34                                          THAD MCNULTY COMPOSITE REPORTING                  TOP ACCOUNT C023 62942
                                                VALUATION REPORT - WITH VOTING RIGHTS               BASE CURRENCY: USD
                                                           MARCH 31, 1999                           DATE 04-27-99             PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2       ITEM 3        ITEM 4      ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------       ------        ------      ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                         FAIR      SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS        CUSIP         MARKET     PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
AT&T CORP LIBERTY MEDIA GROUP  COM         001957208    18,406,430    350,000   350,000                        350,000
AGNICO EAGLE MINES LTD         COM         008474108       993,825    189,300   189,300                        189,300
AIRTRAN HOLDINGS INC           COM         00949P108       272,188     65,000    65,000                         65,000
AMERICAN EXPRESS CO.           COM         025816109     4,710,000     40,000    40,000                         40,000
AON CORPORATION                COM         037389103     3,162,500     50,000    50,000                         50,000
BANK NEW YORK INC              COM         064057102     6,468,750    180,000   180,000                        180,000
BERKSHIRE HATHAWAY INC CL-A    COM         084670108    14,280,000        200       200                            200
BERKSHIRE HATHAWAY INC.        COM         084670207    21,156,649      8,999     8,999                          8,999
BOSTON CHICKEN,INC             COM         100578103        21,000     30,000    30,000                         30,000
BROADCAST.COM                  COM         111310108     1,181,875     10,000    10,000                         10,000
CBS CORPORATION                COM         12490K107     4,897,500    120,000   120,000                        120,000
CHANCELLOR MEDIA CORP CL-A     COM         158915108     2,356,250     50,000    50,000                         50,000
CIENA CORPORATION              COM         171779101     2,700,000    120,000   120,000                        120,000
CINCINNATI FINANCIAL CRP       COM         172062101     1,821,875     50,000    50,000                         50,000

RPT: #34                                          THAD MCNULTY COMPOSITE REPORTING                  TOP ACCOUNT C023 62942
                                                VALUATION REPORT - WITH VOTING RIGHTS               BASE CURRENCY: USD
                                                           MARCH 31, 1999                           DATE 04-27-99             PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2       ITEM 3        ITEM 4      ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------       ------        ------      ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                         FAIR      SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS        CUSIP         MARKET     PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
CISCO SYSTEMS, INC.            COM         17275R102     6,573,750     60,000    60,000                         60,000
CITIGROUP INC                  COM         172967101     6,387,500    100,000   100,000                        100,000
COMPUTER LEARNING CENTERSINC   COM         205199102       106,250     20,000    20,000                         20,000
DENDRITE INTERNATIONAL         COM         248239105     1,369,988     61,400    61,400                         61,400
EG & G INC.                    COM         268457108     2,637,500    100,000   100,000                        100,000
FILA HOLDING S.P.A.            COM         316850106       330,000     40,000    40,000                         40,000
FIRSTCITY LIQUIDATING TRUST    COM         33762E108       432,000     16,000    16,000                         16,000
HEALTH MANAGEMENT ASSOC. CL A  COM         421933102     3,656,250    300,000   300,000                        300,000
INTERNATIONAL SPEEDWAY CORP    COM         460335300     9,917,000    188,000   188,000                        188,000
JOURNAL REGISTER CO            COM         481138105     8,520,000    710,000   710,000                        710,000
LEE ENTERPRISES INC            COM         523768109     2,610,000     90,000    90,000                         90,000
LEGEND AIRLINES INC            PREF CONV   524991114     1,500,000    187,500   187,500                        187,500
LONG BEACH FINANCIAL CORP      COM         542446109     1,925,000    200,000   200,000                        200,000
MCI WORLDCOM INC               COM         55268B106     4,428,125     50,000    50,000                         50,000

RPT: #34                                          THAD MCNULTY COMPOSITE REPORTING                  TOP ACCOUNT C023 62942
                                                VALUATION REPORT - WITH VOTING RIGHTS               BASE CURRENCY: USD
                                                           MARCH 31, 1999                           DATE 04-27-99             PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2       ITEM 3        ITEM 4      ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------       ------        ------      ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                         FAIR      SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS        CUSIP         MARKET     PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
MARKEL CORP                    COM         570535104     9,661,400     53,600    53,600                         53,600
MEDIA GENERAL INC CL A         COM         584404107     3,255,000     70,000    70,000                         70,000
MEREDITH CORP.                 COM         589433101     1,257,500     40,000    40,000                         40,000
MICROSOFT CORP.                COM         594918104     2,688,750     30,000    30,000                         30,000
PALOMAR MEDICAL TECHNOLOGIES   COM         697529105        16,875     30,000    30,000                         30,000
PHYSICIAN RELIANCE NETWORK     COM         71940G108     1,160,250    136,500   136,500                        136,500
PIXAR INC                      COM         725811103       590,625     15,000    15,000                         15,000
PRICELINE.COM INC              COM         741503106     1,657,500     20,000    20,000                         20,000
PULITZER INC                   COM         745769109    31,367,369    775,700   775,700                        775,700
RLI CORP                       COM         749607107     1,828,096     62,499    62,499                         62,499
REALNETWORKS, INC.             COM         75605L104     1,221,875     10,000    10,000                         10,000
RESOURCE AMERICA INC CL-A      COM         761195205       431,250     50,000    50,000                         50,000
SECURITY ASSOCIATES INTL INC   COM         813764305       156,250     50,000    50,000                         50,000
SKYTEL COMMUNICATIONS INC      COM         83087Q104       665,000     40,000    40,000                         40,000

RPT: #34                                          THAD MCNULTY COMPOSITE REPORTING                  TOP ACCOUNT C023 62942
                                                VALUATION REPORT - WITH VOTING RIGHTS               BASE CURRENCY: USD
                                                           MARCH 31, 1999                           DATE 04-27-99             PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2       ITEM 3        ITEM 4      ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------       ------        ------      ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                         FAIR      SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS        CUSIP         MARKET     PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
SWIFT ENERGY COMPANY           COM         870738101       675,000     80,000    80,000                         80,000
SYNETIC INC                    COM         87160F109       838,125     15,000    15,000                         15,000
USA NETWORKS INC               COM         902984103     4,297,500    120,000   120,000                        120,000
VIVUS INC                      COM         928551100       520,000    130,000   130,000                        130,000
WM WRIGLEY JR CO DEL           COM         982526105     1,808,750     20,000    20,000                         20,000
                                                       ***********
                         TOTAL                         182,919,318